Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2022
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 0	$ (131)	$ (136)	$ 915	$ 716	$ 2,883
Increase (Decrease) in Income Taxes						2,200
Deferred tax assets, valuation allowance						1,331
Operating Loss Carryforwards, Limitations on Use					The foreign loss carryforwards begin to expire in 2027 and the state net operating loss carryforwards begin to expire in 2038.
Liability pertaining to uncertain tax positions					$ 300	300
Accrued interest and penalties on uncertain tax positions					40	40
Unrecognized tax benefits that would impact effective tax rate					300	300
Payroll expense benefit					292
Gross receivables					292
Accrued balance							$ 201
Income Tax Expense (Benefit)	$ 0	$ 131	$ 136	$ (915)	(716)	(2,883)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	22.80%	38.00%	67.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			21.00%
Valuation allowances	$ 3,500		$ 3,500		3,500
Unrecognized tax benefits	$ 300		$ 300		309	309
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					15,100	16,500
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					2,900	300
Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance					$ 3,500	$ 3,600